Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Estimated aggregate amortization expense
2013	$ 62	$ 56
2014	60	56
2015	60	56
2016	57	53
2017	$ 49	$ 45